UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02864
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PIONEER BOND FUND
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2012 to June 30, 2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Bond Fund

By (Signature and Title) /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., President

Date: August 20, 2013
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 ============================== Pioneer Bond Fund ===============================

BB&T CORPORATION

Ticker:       BBT            Security ID:  054937404
Meeting Date: APR 23, 2013   Meeting Type: Special
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Incorporation of      For       For          Management
      BB&T to Change the Payment Dates of
      its Preferred Stock Dividends to
      Conform with the Payment Date of its
      Common Stock Dividends and Conform
      Preferred Stock Record Dates
2     Adjourn Meeting                         For       For          Management

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